Document and Entity Information	Apr. 22, 2026
Cover [Abstract]
Entity Registrant Name	Redwood Mortgage Investors IX
Amendment Flag	false
Entity Central Index Key	0001448038
Document Type	8-K
Document Period End Date	Apr. 22, 2026
Entity Incorporation State Country Code	DE
Entity File Number	000-55601
Entity Tax Identification Number	26-3541068
Entity Address, Address Line One	155 Bovet Road
Entity Address, Address Line Two	Suite 302
Entity Address, City or Town	San Mateo
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94402
City Area Code	(650)
Local Phone Number	365-5341
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false